Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' Equity

11. Shareholders’ Equity

Ordinary Shares

As of December 31, 2021, 245,000,000 ordinary shares without par value are authorized. Holders of ordinary shares are entitled to receive dividends when, as, and if, declared by our Board of Directors. As of December 31, 2021, we have not declared any dividends. The holder of each ordinary share is entitled to one vote per share. As of December 31, 2021, there are 116,853,504 ordinary shares outstanding.

Employee Awards — 2019 Plan

FREYR Legacy had an Incentive Stock Option Plan (the “2019 Plan”) issued on September 11, 2019. According to the 2019 Plan, options or warrants could be granted to eligible employees, and a total of 895,190 ordinary shares could be issued. On December 1, 2020, the board of directors approved to increase the number of ordinary shares to be issued under the 2019 Plan by 895,190 ordinary shares.

In general, the options or warrants were determined to be granted every quarter over two years and could be exercised at the earliest three years and at the latest five years after the date of the first legal grant date. The options granted to three of FREYR Legacy’s executives were determined to vest based on service-based conditions for a portion of the awards and upon service-based conditions and the achievement of a liquidity-event-driven performance condition for the remainder of the awards. In the event of a change of control, defined as a corporate transaction involving 50% or more of the combined voting power of the equity interests in FREYR Legacy, the stock options and warrants and performance stock options and warrants already granted or earmarked for an employee’s first year of employment would vest immediately.

On January 29, 2021, FREYR Legacy entered into the BCA, which was simultaneously approved by the board of directors. See Note 1 — Business and Basis of Presentation and Note 3 — Business Combination for further information on the BCA and related Business Combination. Pursuant to the BCA, the exercise prices for certain employee awards that were not previously known were established. As such, a grant date for accounting purposes was achieved for these employee awards as there was a mutual understanding of the terms and conditions. In addition to establishing a mutual understanding of the key terms and conditions for certain employee awards, the BCA also established a performance condition that would adjust the exercise price of certain options and warrants upon the close of the Business Combination. As a result of the consummation of the Business Combination on July 9, 2021, the performance condition was met. As such, the employee awards vested immediately on July 9, 2021, and share-based compensation was recognized for the remaining unrecognized fair value of the employee awards. Effective as of the close of the Business Combination, the 2019 Plan was modified to require cash-settlement after a lock-up period of either (i) one year for all non-executive employees or (ii) two years for all executive employees. As a result, $8.9 million of share-based compensation expense previously recognized in additional paid-in capital was reclassified to liabilities in the consolidated balance sheets at December 31, 2021. Share-based compensation expense, inclusive of the changes to the fair value of the share-based compensation liability, is recognized separately in general and administrative expense and research and development expense within the consolidated statements of operations and comprehensive loss.

The following table sets forth the activity relating to the employee options and warrants outstanding under the 2019 Plan for the year ended December 31, 2021 (aggregate intrinsic value in thousands):

For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Awards outstanding at beginning of period	179,037	$0.99
Awards granted	832,427	$3.20
Awards forfeited	3,580	$2.79
Awards outstanding at end of period	1,007,884	$2.81	3.70	$8,434
Awards exercisable at end of period	1,007,884	$2.81	3.70	$8,434

Assumptions used to determine the fair value of employee awards under the 2019 Plan using the Black-Scholes-Merton option pricing model are as follows:

	For the Year Ended December 31, 2021
	Range of Assumptions
Valuation assumptions:
Expected term (years)	3.25	–	4.87
Expected volatility	45.50%	–	56.90%
Expected dividend yield	0.00%	–	0.00%
Risk-free interest rate	(0.66)%	–	0.81%

The expected option and warrant terms were calculated using the remaining contractual term as the employee awards were deeply in-the-money as of the valuation date. The expected volatilities were derived from the average historical daily stock volatilities of a peer group of public companies that we consider to be comparable to our business over a period equivalent to the expected terms of the share-based awards. The expected dividend yield was based on our expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rates were based on the US Treasury Rates.

Compensation expense recorded for the employee awards in general and administrative for the year ended December 31, 2021 was $7.1 million. Compensation expense recorded for the employee awards in research and development for the year ended December 31, 2021 was $1.7 million. For the year ended December 31, 2020, compensation expense recorded for the employee awards in general and administrative was less than $0.1 million. As of December 31, 2021, all employee awards had vested.

Employee Awards — 2021 Plan

We have a Long-Term Incentive Plan (the “2021 LTIP”) that was issued on July 9, 2021. According to the 2021 LTIP, at the discretion of our board of directors, but at least on an annual basis, stock options may be granted to eligible employees. The aggregate number of additional shares authorized under the 2021 LTIP plan will not exceed 10% of the current number of shares in issue over the next five years, excluding any options or warrants granted before the 2021 LTIP plan.

All options granted were determined to vest annually in equal thirds and can be exercised up to five years after the grant date. There are no performance requirements for vesting except that the share price must exceed the exercise price and the individual must remain employed.

The following table sets forth the activity relating to the employee options outstanding under the 2021 LTIP for the year ended December 31, 2021 (aggregate intrinsic value in thousands):

For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Awards outstanding at beginning of period	—	$—
Awards granted	2,105,527	$10.05
Awards forfeited	3,555	$10.00
Awards outstanding at end of period	2,101,972	$10.05	4.74	$2,376
Awards exercisable at end of period	—	$—	—	$—

Assumptions used to determine the fair value of employee options under the 2021 LTIP using the Black-Scholes-Merton option pricing model are as follows:

	For the Year Ended December 31, 2021
	Range of Assumptions
Grant date fair value per option	$3.57	$5.21
Valuation assumptions:
Expected term (years)	3.29	3.50
Expected volatility	56.40%	57.41%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.95%	0.98%

The Company used the simplified method when calculating the expected term due to insufficient historical exercise data. The expected volatilities were derived from the average historical daily stock volatilities of a peer group of public companies that we consider to be comparable to our business over a period equivalent to the expected terms of the share-based awards. The expected dividend yield was based on our Company’s expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rates were based on the US Treasury Rates.

After our Business Combination, option awards were granted out of the money, and we determined a lattice model was required for pricing the awards granted. Assumptions used to determine the fair value of employee options under the 2021 LTIP using a lattice option pricing model are as follows:

	For the Year Ended December 31, 2021
	Range of Assumptions
Grant date fair value per option	$3.26	–	$3.41
Valuation assumptions:
Expected volatility	49.70%	–	50.80%
Expected dividend yield	0.00%	–	0.00%
Risk-free interest rate	0.78%	–	0.82%

As the awards were issued out of the money, an assumption was made that the holders would choose to exercise when a certain exercise ratio was achieved of the share price over the exercise price, upon which the expected life was calculated. The expected volatilities were derived from the average historical daily stock volatilities of a peer group of public companies that we consider to be comparable to our business over a period equivalent to the expected terms of the share-based awards. The expected dividend yield was based on our Company’s expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rates were based on the US Treasury Rates.

The weighted-average grant-date fair value of the options granted during the years ended December 31, 2021 and 2020 was $3.62 and nil, respectively. Compensation expense recorded for the employee awards in general and administrative for the year ended December 31, 2021 was $0.6 million. Compensation expense recorded for the employee awards in research and development for the year ended December 31, 2021 was $0.1 million. No compensation expense was recorded for the year ended December 31, 2020. As of December 31, 2021, unrecognized compensation expense related to non-vested share-based compensation arrangements was $6.9 million. The expense is expected to be fully recognized over 2.9 years.

CEO Option Awards

On June 16, 2021, our Chief Executive Officer (“CEO”) entered into a stock option agreement, as an appendix to an employment agreement, effective upon the consummation of the Business Combination. Under the stock option agreement, our CEO was awarded 850,000 options to acquire our shares at an exercise price of $10.00 (the “CEO Option Awards”). The CEO Option Awards are subject to the board of directors’ assessment of the CEO’s performance pursuant to nine KPIs, which will occur during Q1 2022 and Q1 2023. The performance of each KPI will award the CEO with 1/9 of the maximum options. For each KPI, options that are confirmed in Q1 2022 will vest in equal thirds on December 31, 2022, September 30, 2023 and June 1, 2024. Options that are confirmed in Q1 2023 will vest in equal halves on September 30, 2023 and June 1, 2024. Failure to perform a KPI will reduce the maximum conditionally awarded options pro-rata and preclude the KPI from subsequently being earned by the CEO.

The CEO Option Awards were determined to be granted on July 13, 2021 and compensation cost will be recognized if we conclude that it is probable that the performance condition will be achieved. As of December 31, 2021, no compensation expense has been recognized.

Nonemployee Awards — Related Party

On March 1, 2019, FREYR Legacy entered into a consulting agreement with EDGE Global LLC (“EDGE”) for FREYR Legacy’s CEO and Chief Commercial Officer to be hired to perform certain services related to leadership, technology selection and operational services (the “2019 EDGE Agreement”). Per the 2019 EDGE Agreement, FREYR Legacy agreed to issue 1,488,862 warrants to EDGE equaling 6.5% of the total outstanding shares of FREYR Legacy as of the effective date of the 2019 EDGE Agreement. On July 8, 2020, FREYR Legacy resolved to issue 1,488,862 warrants to EDGE under the 2019 EDGE Agreement upon the consummation of a New Capital Raise as defined in the 2019 EDGE Agreement. The warrants may be exercised at the latest of May 15, 2024. Each warrant shall give the right to subscribe for one new ordinary share of FREYR Legacy with a subscription price of $0.95 per share.

On September 1, 2020, FREYR Legacy amended the 2019 EDGE Agreement, effective as of July 1, 2020 (the “2020 EDGE Agreement”). This amendment extended the term of the 2019 EDGE Agreement to December 31, 2021, and also set forth the new terms and conditions governing EDGE’s engagement with FREYR Legacy. Under the 2020 EDGE Agreement, FREYR Legacy agreed to issue 687,219 warrants to EDGE. The warrants will vest over an eighteen-month graded vesting period and expire on September 30, 2025. Each warrant provided the right to subscribe for one new ordinary share of FREYR Legacy with a subscription price of $0.99 per share. On September 25, 2020, the board approved the modification of the subscription price to be $1.22 per share. On October 6, 2020, the issuance of warrants was approved by FREYR Legacy’s shareholders at the extraordinary general meeting reclassifying the award from liability to equity after which the fair value of the award was no longer remeasured. Upon the consummation of the Business Combination, all unvested awards vested immediately. The following table sets forth the activity relating to warrants outstanding for the year ended December 31, 2021 (aggregate intrinsic value in thousands):

For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Warrants outstanding at beginning of period	2,176,081	$1.03
Warrants granted	—	$—
Warrants outstanding at end of period	2,176,081	$1.03	2.81	$22,084
Warrants exercisable at end of period	2,176,081	$1.03	2.81	$22,084

Assumptions used to determine the fair value of warrants under the EDGE Agreements using the Black-Scholes-Merton option pricing model are as follows:

	July 8, 2020	October 6, 2020
Grant date fair value per warrant	$0.28	$0.39
Valuation assumptions:
Expected term (years)	4.00	2.80
Expected volatility	43.29%	43.10%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	(0.65)%	(0.71)%

The expected term was calculated using the simplified method based on the warrants vesting term and contractual terms as there was not sufficient relevant historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The expected volatility was derived from the average historical daily stock volatilities of a peer group of public companies that we consider to be comparable to our business over a period equivalent to the expected term of the share-based grants. The expected dividend yield was based on our expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rate was based on the AAA-Rated Euro Area Central Government Bond Yields.

The weighted-average grant-date fair value of the warrants granted during the years ended December 31, 2021 and 2020 was nil and $0.31, respectively. Compensation expense recorded for the years ended December 31, 2021 and 2020 for the warrants was $0.2 million and $0.5 million, respectively. As of December 31, 2021, all compensation expense for the warrants was recognized.

Nonemployee Awards

On December 4, 2020, FREYR Legacy agreed with a third-party service provider for its support in initiating and enabling high-level discussions with Japanese technology providers to enter into license agreements. In accordance with the agreement, FREYR Legacy planned to issue 413,313 warrants as payment-in-kind. Per the agreement, the warrants vest immediately and may be exercised at any time with the latest being September 30, 2023. As of December 31, 2020, as the warrants had yet to be approved by the shareholders, they were treated as cash-settled liability awards. Until the share issuance is approved by the shareholders, the third-party service provider retains a put option to demand cash payment of EUR 0.4 million ($0.4 million), which was recognized as accrued share-based compensation expense within accrued liabilities in FREYR Legacy’s consolidated balance sheet as of December 31, 2020. On February 16, 2021, FREYR Legacy’s shareholders resolved to issue the 413,313 warrants with an exercise price of NOK 0.01. On March 8, 2021, the warrants were subscribed for by the third-party service provider, and as the put option was no longer in the control of the third-party service provider, the warrants were reclassified from liability to equity and remeasured to the fair value on the date of subscription. As part of this reclassification, the share-based compensation liability of $0.5 million recognized in accrued liabilities as of December 31, 2020, was reclassified to equity. On November 26, 2021, the warrants were exchanged on one-for-one basis for ordinary shares.

The following table sets forth the activity relating to warrants outstanding for the year ended December 31, 2021 (aggregate intrinsic value in thousands):

For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Warrants outstanding at beginning of period	413,313	$0.01
Warrants granted	—	$—
Warrants exercised	413,313	$0.01		$4,618
Warrants outstanding at end of period	—	$—	—	$—

Assumptions used to determine the fair value of warrants using the Black-Scholes-Merton option pricing model are as follows:

March 8, 2021
Grant date fair value per warrant	$10.17
Valuation assumptions:
Expected term (years)	3.00
Expected volatility	49.80%
Expected dividend yield	0.00%
Risk-free interest rate	(0.66)%

The expected term is the contractual term per the agreement between us and the third-party service provider. The expected volatility was derived from the average historical daily stock volatilities of a peer group of public companies that we consider to be comparable to our business over a period equivalent to the expected term of the warrants. The expected dividend yield was based on our expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rate was based on the AAA-Rated Euro Area Central Government Bond Yields.

The weighted-average grant-date fair value of the warrants granted during the years ended December 31, 2021 and 2020 was $10.17 and nil, respectively. Compensation expense recorded for the years ended December 31, 2021 and 2020 for the warrants was $3.7 million and $0.5 million, respectively. As of December 31, 2021, all compensation expense was recognized related to the share-based compensation arrangement.